COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 239,087
2015	204,718
2016	150,245
Operating Leases, Future Minimum Payments Due, Total	594,050
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
2014	127,851
2015	93,482
2016	39,009
Operating Leases, Future Minimum Payments Due, Total	260,342
Facilities [Member]
Operating Leased Assets [Line Items]
2014	111,236
2015	111,236
2016	111,236
Operating Leases, Future Minimum Payments Due, Total	$ 333,708